SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:
		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2020	101.1	3.215	3.944
December 31, 2019	101.8	3.456	3.878
December 31, 2018	101.2	3.748	4.292

	%

December 31, 2020	(0.7)	(7.0)	1.7
December 31, 2019	0.6	(7.8)	(10.0)
December 31, 2018	0.8	8.1	3.3

Activity In The Allowance For Doubtful Accounts
The activity in the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2020	2019	2018

Opening balance	227	170	234
Provision for doubtful accounts	81	71	86
Customers write-offs/collection during the year	(111)	(31)	(134)
Foreign currency translation adjustments	17	17	(16)

Closing balance	214	227	170

Fixed Assets Depreciation Rates
Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	6-33
Motor vehicles	10-15
Office furniture and equipment	6-15

Schedule of Assumptions for Binomial Option Pricing Model
The following assumptions were used in the B&S option pricing model for the year ended December 31, 2020.

	2020	2019	2018

Dividend yield	0%	0%	0%
Expected volatility	86%	76%	71%
Risk-free interest	0.51%	1.47%	2.89%
Contractual term	10 years	10 years	10 years
Forfeiture rate	0%	0%	0%

Schedule of Accumulated Other Comprehensive Loss, Net
The total accumulated other comprehensive loss, net was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Foreign currency translation adjustments	674	139	(75)

Total accumulated other comprehensive income (loss)	674	139	(75)